Asset Retirement Obligaion (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligation - beginning balance	$ 128,709	$ 118,742
Additional liabilities accrued	2,105	4,757
Revisions in estimated cash outflows	5,888	(1,382)
Disposition of assets	(1,323)	(2,086)
Accretion expense	8,023	8,678
Asset retirement obligation - ending balance	$ 143,402	$ 128,709